Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Goodwill	$ 46,924		$ 42,048	$ 34,255	$ 34,255
Gravitas Education Holdings, Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash and cash equivalents		$ 16,138
Accounts receivable, net		1,464
Prepaid expenses and other current assets		902
Current tax assets		282
Amounts due from related parties		46
Inventories		141
Operating lease right-of-use assets		5,398
Property and equipment, net		4,773
Other non-current assets		2,226
Intangible assets		7,750
Total Assets		39,121
Accrued expenses and other current liabilities		(5,496)
Operating lease liabilities - current		(2,903)
Operating lease liabilities - non-current		(2,603)
Contract liabilities - current		(1,730)
Income tax payable		(382)
Other non-current liabilities		(3,977)
Deferred tax liability		(1,317)
Total Liabilities		(18,408)
Total identifiable net assets at fair value		20,713
Goodwill		3,991
Non-controlling interest		(1,855)
Purchase consideration transferred		$ 22,849